Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepayments and Other Current Assets [Abstract]
Value-added tax recoverable	$ 186,764	$ 50,870
Other receivables	38,460	43,620
Others	10,579	1,596
Prepayments and other current assets	$ 235,803	$ 96,086